American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2025

Government Bond - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 58.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	179,598	177,897
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	265,191	262,367
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 11/20/32	33,939	34,064
GNMA, VRN, 5.25%, (1-year H15T1Y plus 2.00%), 10/20/34	162,946	166,698
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 12/20/34	73,371	73,216
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/35	84,339	85,039
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 7/20/35	150,381	152,726
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/36	266,953	268,019
		1,220,026
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 58.0%
FHLMC, 2.00%, 6/1/36	4,157,927	3,840,376
FHLMC, 5.50%, 4/1/38	554,865	571,172
FHLMC, 3.00%, 2/1/43	2,420,118	2,190,033
FHLMC, 3.50%, 2/1/49	4,549,700	4,187,884
FHLMC, 3.00%, 1/1/50	2,000,662	1,733,812
FHLMC, 3.50%, 5/1/50	971,016	883,228
FHLMC, 2.50%, 10/1/50	2,382,942	1,980,565
FHLMC, 2.50%, 5/1/51	8,010,980	6,715,508
FHLMC, 3.50%, 5/1/51	3,153,841	2,873,442
FHLMC, 2.00%, 8/1/51	5,540,504	4,429,692
FHLMC, 2.50%, 10/1/51	1,279,289	1,075,013
FHLMC, 3.50%, 5/1/52	4,428,537	3,996,968
FHLMC, 3.50%, 5/1/52	1,492,436	1,358,595
FHLMC, 4.00%, 6/1/52	5,799,545	5,441,133
FHLMC, 5.00%, 7/1/52	1,174,165	1,162,385
FHLMC, 4.50%, 10/1/52	4,454,952	4,275,177
FHLMC, 4.50%, 10/1/52	1,222,990	1,172,710
FHLMC, 4.50%, 10/1/52	2,557,607	2,452,467
FHLMC, 6.00%, 11/1/52	5,368,866	5,477,663
FHLMC, 5.50%, 12/1/52	3,593,472	3,619,443
FHLMC, 6.00%, 1/1/53	3,744,131	3,826,468
FHLMC, 6.50%, 11/1/53	2,696,432	2,795,375
FHLMC, 5.50%, 4/1/54	4,023,476	4,052,554
FNMA, 3.17%, 1/1/27	1,500,000	1,477,161
FNMA, 3.63%, 8/1/28	6,931,688	6,776,737
FNMA, 6.00%, 12/1/33	431,548	445,822
FNMA, 5.50%, 8/1/34	518,872	532,082
FNMA, 5.50%, 1/1/36	585,519	604,604
FNMA, 2.00%, 5/1/36	1,454,660	1,346,474
FNMA, 6.00%, 9/1/37	154,600	162,160
FNMA, 6.00%, 11/1/37	571,908	599,874
FNMA, 4.50%, 4/1/39	168,041	167,751
FNMA, 4.50%, 5/1/39	481,561	480,729
FNMA, 6.50%, 5/1/39	334,801	350,808
FNMA, 4.50%, 10/1/39	824,346	822,922
FNMA, 4.50%, 6/1/41	777,646	775,344
FNMA, 4.00%, 8/1/41	643,737	622,295
FNMA, 4.50%, 9/1/41	458,399	454,355

FNMA, 4.00%, 12/1/41	2,007,589	1,938,222
FNMA, 3.50%, 5/1/42	699,966	657,744
FNMA, 4.00%, 11/1/45	479,882	455,428
FNMA, 4.00%, 2/1/46	1,290,720	1,224,017
FNMA, 4.00%, 4/1/46	1,639,249	1,554,786
FNMA, 3.50%, 2/1/47	1,879,766	1,734,066
FNMA, 2.50%, 10/1/50	5,229,614	4,367,153
FNMA, 2.50%, 12/1/50	5,268,291	4,378,182
FNMA, 2.50%, 2/1/51	5,210,908	4,380,811
FNMA, 2.00%, 3/1/51	1,115,689	885,177
FNMA, 4.00%, 5/1/51	1,178,721	1,115,641
FNMA, 3.00%, 6/1/51	4,724,220	4,156,452
FNMA, 4.00%, 8/1/51	1,628,207	1,521,878
FNMA, 2.50%, 12/1/51	2,328,634	1,955,561
FNMA, 2.50%, 2/1/52	1,227,655	1,028,455
FNMA, 3.00%, 2/1/52	5,964,680	5,213,641
FNMA, 2.00%, 3/1/52	6,314,801	5,066,688
FNMA, 2.50%, 3/1/52	4,609,146	3,871,094
FNMA, 3.00%, 3/1/52	5,484,425	4,816,988
FNMA, 3.50%, 4/1/52	934,051	842,375
FNMA, 4.00%, 4/1/52	4,615,575	4,321,767
FNMA, 4.00%, 4/1/52	1,654,246	1,552,015
FNMA, 3.00%, 5/1/52	4,723,391	4,128,623
FNMA, 3.00%, 5/1/52	2,254,858	1,988,272
FNMA, 3.50%, 5/1/52	4,434,217	4,010,585
FNMA, 3.50%, 5/1/52	2,778,486	2,545,133
FNMA, 4.00%, 5/1/52	4,936,533	4,602,668
FNMA, 3.00%, 6/1/52	860,031	758,349
FNMA, 3.50%, 6/1/52	3,496,756	3,201,898
FNMA, 5.00%, 6/1/52	3,872,493	3,839,436
FNMA, 4.50%, 7/1/52	1,483,232	1,422,305
FNMA, 5.00%, 7/1/52	4,719,784	4,652,306
FNMA, 4.50%, 9/1/52	1,534,347	1,484,772
FNMA, 4.50%, 9/1/52	2,692,101	2,594,230
FNMA, 5.00%, 9/1/52	1,793,709	1,772,485
FNMA, 5.00%, 10/1/52	4,585,973	4,522,132
FNMA, 5.50%, 10/1/52	3,952,738	3,966,025
FNMA, 5.00%, 1/1/53	3,774,356	3,722,190
FNMA, 5.50%, 1/1/53	2,012,059	2,021,971
FNMA, 5.50%, 1/1/53	6,286,989	6,301,323
FNMA, 6.50%, 1/1/53	3,979,522	4,127,003
FNMA, 6.00%, 9/1/53	3,921,691	4,021,684
FNMA, 6.00%, 9/1/53	5,148,806	5,242,895
FNMA, 5.50%, 3/1/54	7,761,561	7,786,460
FNMA, 6.00%, 5/1/54	2,912,302	2,965,316
GNMA, 2.50%, TBA	8,327,000	7,075,884
GNMA, 4.00%, TBA	7,498,000	6,972,636
GNMA, 5.50%, TBA	4,422,000	4,429,185
GNMA, 6.00%, 1/20/39	97,663	102,308
GNMA, 4.00%, 12/15/40	279,566	264,928
GNMA, 3.50%, 6/20/42	1,654,350	1,549,399
GNMA, 3.00%, 7/20/50	8,008,782	7,111,545
GNMA, 2.00%, 10/20/50	11,127,950	9,072,171
GNMA, 2.50%, 2/20/51	2,985,089	2,540,413
GNMA, 3.50%, 2/20/51	513,752	468,763

GNMA, 3.50%, 6/20/51	1,340,663	1,226,784
GNMA, 2.50%, 1/20/52	4,551,825	3,871,967
GNMA, 4.00%, 9/20/52	8,503,400	7,951,826
GNMA, 4.50%, 9/20/52	8,306,278	8,023,915
GNMA, 4.50%, 10/20/52	6,470,233	6,251,618
GNMA, 5.00%, 12/20/54	4,406,403	4,337,182
UMBS, 5.00%, TBA	25,477,000	24,970,888
UMBS, 5.50%, TBA	17,429,000	17,427,736
		338,096,131
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $346,924,769)		339,316,157
U.S. TREASURY SECURITIES — 27.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	3,000,000	2,709,727
U.S. Treasury Bonds, 4.375%, 11/15/39	3,300,000	3,235,934
U.S. Treasury Bonds, 4.625%, 2/15/40	3,000,000	3,018,398
U.S. Treasury Bonds, 4.75%, 2/15/41	3,000,000	3,039,961
U.S. Treasury Bonds, 4.125%, 8/15/44	1,000,000	916,445
U.S. Treasury Bonds, 4.625%, 11/15/44	4,000,000	3,916,875
U.S. Treasury Bonds, 2.50%, 2/15/45	500,000	352,148
U.S. Treasury Bonds, 3.00%, 5/15/45	3,000,000	2,298,867
U.S. Treasury Bonds, 5.00%, 5/15/45	3,000,000	3,082,266
U.S. Treasury Bonds, 3.375%, 11/15/48	3,000,000	2,374,102
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,254,120	1,204,657
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	119,690	110,187
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	2,007,189
U.S. Treasury Notes, 4.50%, 3/31/26	5,000,000	5,014,038
U.S. Treasury Notes, 4.375%, 12/15/26	5,000,000	5,038,086
U.S. Treasury Notes, 3.875%, 11/30/27(1)	1,000,000	1,003,984
U.S. Treasury Notes, 3.875%, 6/15/28	5,000,000	5,026,758
U.S. Treasury Notes, 3.75%, 12/31/28	27,000,000	27,030,586
U.S. Treasury Notes, 4.125%, 3/31/29	30,000,000	30,412,500
U.S. Treasury Notes, 3.875%, 12/31/29	8,000,000	8,035,625
U.S. Treasury Notes, 4.125%, 8/31/30	12,500,000	12,683,106
U.S. Treasury Notes, 4.875%, 10/31/30(1)	10,000,000	10,499,609
U.S. Treasury Notes, 4.375%, 11/30/30	16,000,000	16,416,875
U.S. Treasury Notes, 4.25%, 2/28/31	5,000,000	5,097,656
U.S. Treasury Notes, 4.125%, 5/31/32	5,000,000	5,043,359
TOTAL U.S. TREASURY SECURITIES (Cost $158,686,489)		159,568,938
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%
FHLMC, Series 2812, Class MF, VRN, 4.87%, (30-day average SOFR plus 0.56%), 6/15/34	672,360	670,637
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	16,031	15,990
FHLMC, Series 3153, Class FJ, VRN, 4.80%, (30-day average SOFR plus 0.49%), 5/15/36	534,059	530,537
FHLMC, Series 3397, Class GF, VRN, 4.92%, (30-day average SOFR plus 0.61%), 12/15/37	253,559	252,414
FHLMC, Series 3417, Class FA, VRN, 4.92%, (30-day average SOFR plus 0.61%), 11/15/37	461,842	459,901
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	198,172	197,313
FHLMC, Series K068, Class AM, SEQ, 3.32%, 8/25/27	6,400,000	6,289,972
FHLMC, Series K-1513, Class A2, SEQ, 2.73%, 12/25/31	5,399,000	4,971,758
FHLMC, Series K157, Class A2, SEQ, VRN, 3.99%, 5/25/33	6,200,000	6,138,846
FHLMC, Series K505, Class A2, SEQ, 4.82%, 6/25/28	6,000,000	6,110,768
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	8,639,008	8,577,532
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,583,548
FHLMC, Series K755, Class A2, SEQ, 5.20%, 2/25/31	5,900,000	6,168,031
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	202,615	201,442
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,734,841	5,622,952

FNMA, Series 2005-103, Class FP, VRN, 4.72%, (30-day average SOFR plus 0.41%), 10/25/35	548,971	544,426
FNMA, Series 2009-89, Class FD, VRN, 5.02%, (30-day average SOFR plus 0.71%), 5/25/36	318,307	318,574
FNMA, Series 2022-M2, Class A2, SEQ, 2.40%, 11/25/31	6,875,000	6,134,723
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	13,838,978	1,769,316
FNMA, Series 2024-M6, Class A2, VRN, 3.00%, 7/25/27	3,000,000	2,935,606
FNMA, Series 2025-35, Class HF, VRN, 6.00%, (30-day average SOFR plus 1.70%), 5/25/55	5,704,665	5,718,236
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	206,834	206,785
GNMA, Series 2010-14, Class QF, VRN, 4.88%, (1-month SOFR plus 0.56%), 2/16/40	796,451	793,717
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	2,940,648	2,678,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,672,177)		73,891,033
ASSET-BACKED SECURITIES — 3.8%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.01%, (1-month SOFR plus 0.69%), 11/25/71	1,785,429	1,735,801
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	458,783	410,200
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.13%, (1-month SOFR plus 0.81%), 1/25/72	1,722,130	1,706,644
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 5.47%, (30-day average SOFR plus 1.16%), 5/25/67(2)	709,208	705,585
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 5.57%, (30-day average SOFR plus 1.26%), 11/25/69(2)	895,618	899,760
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.99%, (30-day average SOFR plus 0.68%), 11/25/70(2)	2,877,754	2,840,999
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	1,624,379	1,387,708
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.02%, (30-day average SOFR plus 0.71%), 12/26/69(2)	349,815	344,082
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	276,322	237,215
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.04%, (3-month SOFR plus 0.71%), 8/23/36(2)	2,583,455	2,567,487
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	843,946	770,266
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 9/25/61	1,887,725	1,879,787
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 10/25/61	3,715,530	3,643,227
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.97%, (30-day average SOFR plus 0.64%), 5/25/70(2)	1,659,823	1,631,648
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,748,780	1,635,606
TOTAL ASSET-BACKED SECURITIES (Cost $22,076,105)		22,396,015
U.S. GOVERNMENT AGENCY SECURITIES — 3.4%
FHLB, 4.00%, 10/9/26	5,000,000	5,003,780
FHLMC, 6.25%, 7/15/32	4,000,000	4,537,839
FNMA, 0.875%, 8/5/30	3,000,000	2,593,189
FNMA, 6.625%, 11/15/30	3,000,000	3,395,816
Tennessee Valley Authority, 1.50%, 9/15/31	2,000,000	1,719,408
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	994,614
Tennessee Valley Authority, 4.875%, 5/15/35	800,000	818,594
Tennessee Valley Authority, 5.25%, 2/1/55	800,000	782,060
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $20,074,531)		19,845,300
MUNICIPAL SECURITIES — 2.4%
Missouri Higher Education Loan Authority Rev., SEQ, 1.97%, 3/25/61	835,171	767,401
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(3)	13,000,000	13,221,659
TOTAL MUNICIPAL SECURITIES (Cost $13,828,602)		13,989,060
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	907,019	904,229
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	1,104,266	1,101,369
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,937,829)		2,005,598

SHORT-TERM INVESTMENTS(4) — 3.4%
Repurchase Agreements — 3.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $2,343,927), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $2,297,886)	2,297,608
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 12/15/27, valued at $18,158,221), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $17,804,171)	17,802,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,099,608)	20,099,608
TOTAL INVESTMENT SECURITIES — 111.7% (Cost $657,300,110)	651,111,709
OTHER ASSETS AND LIABILITIES — (11.7)%	(68,332,512)
TOTAL NET ASSETS — 100.0%	$582,779,197

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1	September 2025	$109,000	$232
U.S. Treasury 10-Year Notes	37	September 2025	4,148,625	28,662
U.S. Treasury Long Bonds	24	September 2025	2,771,250	75,016
U.S. Treasury Ultra Bonds	131	September 2025	15,605,375	438,932
			$22,634,250	$542,842
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,197,170.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,384,750, which represented 2.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $881,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$339,316,157	—
U.S. Treasury Securities	—	159,568,938	—
Collateralized Mortgage Obligations	—	73,891,033	—
Asset-Backed Securities	—	22,396,015	—
U.S. Government Agency Securities	—	19,845,300	—
Municipal Securities	—	13,989,060	—
Commercial Mortgage-Backed Securities	—	2,005,598	—
Short-Term Investments	—	20,099,608	—
	—	$651,111,709	—
Other Financial Instruments
Futures Contracts	$542,842	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.